Provisions	12 Months Ended
Mar. 31, 2025
Provisions.
Provisions

13.         Provisions

	At March 31,
	2025	2024	2023
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	194.6	184.1	169.8
Provision for pension obligation (b)	—	—	4.5
	194.6	184.1	174.3

	At March 31,
	2025	2024	2023
(a) Provision for aircraft maintenance on leased aircraft	€M	€M	€M
At beginning of year	184.1	169.8	98.8
Increase in provision during the year	18.5	27.5	71.0
Utilization of provision upon the hand-back of aircraft	(8.0)	(13.2)	—
At end of year	194.6	184.1	169.8

During FY25, the Company returned 1 Airbus A320 aircraft held under lease to the lessor (FY24: 2; FY23: 1). The expected timing of the outflows of economic benefits associated with the provision at March 31, 2025, 2024 and 2023 are as follows:

	Carrying
	Value	2026	2027	2028	2029	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2025
Provision for leased aircraft maintenance	194.6	53.5	14.5	42.2	50.9	33.5

	Carrying
	Value	2025	2026	2027	2028	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2024
Provision for leased aircraft maintenance	184.1	46.0	17.4	3.8	35.1	81.8

	Carrying
	Value	2024	2025	2026	2027	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2023
Provision for leased aircraft maintenance	169.8	19.8	30.1	10.4	5.4	104.1

	At March 31,
	2025	2024	2023
(b) Provision for pension obligation	€M	€M	€M
At beginning of year	—	4.5	4.5
Movement during the year	—	(4.5)	—
At end of year	—	—	4.5

See Note 20 to the consolidated financial statements for further details.